VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—37.5%
U.S. Treasury Bonds 4.500%, 11/15/54	$5,772	$ 5,687
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	2,597	2,633
U.S. Treasury Notes
4.250%, 1/15/28	8,784	8,867
4.250%, 6/30/29	3,676	3,721
4.375%, 12/31/29	810	825
4.625%, 2/15/35	2,086	2,155
Total U.S. Government Securities (Identified Cost $23,652)		23,888

Mortgage-Backed Securities—38.1%
Agency—38.1%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	120	112
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	217	210
Pool #Q42921 3.500%, 9/1/46	313	290
Pool #Q53881 4.500%, 1/1/48	167	162
Pool #QA4766 3.500%, 11/1/49	268	246
Pool #QE1443 4.000%, 5/1/52	173	162
Pool #QE1985 4.500%, 5/1/52	215	206
Pool #QE2366 5.000%, 5/1/52	81	80
Pool #QE4826 4.500%, 7/1/52	315	301
Pool #QE9908 5.500%, 9/1/52	174	175
Pool #QF3223 5.000%, 11/1/52	112	111
Pool #QF4847 5.500%, 12/1/52	91	91
Pool #QF8190 6.000%, 2/1/53	211	216
Pool #QF8551 5.500%, 3/1/53	111	111
Pool #QF8817 6.000%, 3/1/53	165	167
Pool #QG6239 5.000%, 7/1/53	449	443
Pool #QJ5568 6.000%, 9/1/54	1,077	1,113
Pool #RA2579 3.000%, 5/1/50	996	874
Pool #RA2622 3.000%, 5/1/50	929	807
Pool #RA8285 4.500%, 10/1/47	444	428
Pool #SD0164 3.500%, 12/1/49	64	59
	Par Value	Value

Agency—continued
Pool #SD1618 5.000%, 9/1/52	$ 396	$ 389
Pool #SD3303 3.000%, 2/1/50	778	676
Pool #SD3993 5.500%, 9/1/53	953	961
Pool #SD5272 6.000%, 5/1/54	764	784
Pool #SD7503 3.500%, 8/1/49	823	751
Pool #SD8222 4.000%, 6/1/52	843	787
Pool #SD8238 4.500%, 8/1/52	1,033	989
Pool #SD8246 5.000%, 9/1/52	687	675
Pool #SI2061 3.500%, 9/1/50	70	63
Pool #ZM5226 3.500%, 12/1/47	163	148
Pool #ZT2423 4.000%, 12/1/48	138	130
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	188	180
Pool #AB3878 4.000%, 11/1/41	205	196
Pool #AB5924 3.000%, 8/1/42	322	286
Pool #BL7779 1.460%, 8/1/30	980	837
Pool #BN4542 4.500%, 2/1/49	63	61
Pool #BO1277 3.000%, 7/1/49	171	149
Pool #BT7914 5.000%, 10/1/52	300	296
Pool #BV3044 3.000%, 2/1/52	286	251
Pool #BW0044 5.000%, 7/1/52	414	408
Pool #BY8494 5.500%, 8/1/53	276	277
Pool #CA4166 3.500%, 9/1/49	275	248
Pool #CA5122 3.000%, 2/1/50	159	140
Pool #CB0998 3.000%, 7/1/51	684	593
Pool #CB3110 2.500%, 3/1/47	383	324
Pool #CB3630 4.000%, 5/1/52	486	454
Pool #CB3875 3.500%, 6/1/47	424	383
Pool #FM7290 3.000%, 5/1/51	166	145
Pool #FM8210 3.000%, 4/1/50	169	149
Pool #FS2249 5.000%, 6/1/52	241	237
	Par Value	Value

Agency—continued
Pool #FS2692 5.000%, 8/1/52	$ 455	$ 448
Pool #FS3262 4.000%, 10/1/46	501	482
Pool #FS3687 5.000%, 11/1/52	423	419
Pool #MA4600 3.500%, 5/1/52	741	670
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	506	468
Pool #787186 6.000%, 10/20/53	446	454
Pool #787394 5.500%, 5/20/54	502	507
Pool #CR3025 5.500%, 12/20/52	197	198
Pool #CR9210 5.500%, 1/20/53	183	183
Pool #CS2411 6.000%, 3/20/53	21	22
Pool #CS5391 6.000%, 1/20/53	194	199
Pool #CS5448 6.000%, 1/20/53	290	297
Pool #CS7736 6.000%, 4/20/53	113	116
Pool #MA8151 4.500%, 7/20/52	590	568
Pool #MA8201 4.500%, 8/20/52	887	852
Total Mortgage-Backed Securities (Identified Cost $24,724)		24,214

Asset-Backed Securities—4.5%
Automobiles—0.7%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	420	424
Credit Card—1.8%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	285	288
2024-2, A 5.240%, 4/15/31	205	212
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	340	338
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	288	292
		1,130

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—2.0%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	$ 100	$ 97
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	540	544
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	223
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	450	450
		1,314

Total Asset-Backed Securities (Identified Cost $2,868)		2,868

Corporate Bonds and Notes—18.9%
Consumer Discretionary—1.2%
BorgWarner, Inc. 5.400%, 8/15/34	138	137
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	155
Ford Motor Co. 3.250%, 2/12/32	121	100
Hyundai Capital America 144A 5.700%, 6/26/30(1)	235	240
Tapestry, Inc. 5.500%, 3/11/35	142	140
		772

Consumer Staples—1.2%
PepsiCo, Inc. 4.650%, 2/15/53	545	482
Philip Morris International, Inc.
4.875%, 2/13/29	119	120
5.375%, 2/15/33	143	146
		748

Energy—1.5%
Boardwalk Pipelines LP
4.450%, 7/15/27	82	82
3.400%, 2/15/31	125	114
BP Capital Markets America, Inc. 4.812%, 2/13/33	216	212
Energy Transfer LP 6.200%, 4/1/55	244	242
Targa Resources Corp. 4.200%, 2/1/33	168	155
Williams Cos., Inc. (The) 3.500%, 10/15/51	190	130
		935

Financials—8.2%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	141
	Par Value	Value

Financials—continued
American Express Co. 6.338%, 10/30/26	$ 214	$ 216
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(1)	146	146
Bank of America Corp.
2.087%, 6/14/29	176	163
2.572%, 10/20/32	274	236
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	315
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	112
Enact Holdings, Inc. 6.250%, 5/28/29	104	107
Essent Group Ltd. 6.250%, 7/1/29	118	122
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	97	98
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	403
JPMorgan Chase & Co.
1.578%, 4/22/27	78	76
5.350%, 6/1/34	257	261
KeyBank N.A. 4.390%, 12/14/27	250	248
Morgan Stanley 1.593%, 5/4/27	568	550
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	240	242
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	282	266
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	275	283
5.222%, 1/29/31	132	134
Radian Group, Inc. 6.200%, 5/15/29	115	119
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	120	120
U.S. Bancorp
5.384%, 1/23/30	101	103
5.678%, 1/23/35	142	145
UBS Group AG 144A 6.850% (1)(2)	200	199
Wells Fargo & Co.
3.526%, 3/24/28	250	245
3.350%, 3/2/33	141	126
		5,176

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	348	288
Amgen, Inc.
5.250%, 3/2/33	260	264
5.650%, 3/2/53	147	144
	Par Value	Value

Health Care—continued
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	$ 416	$ 395
		1,091

Industrials—2.7%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	109	112
BAE Systems plc 144A 5.300%, 3/26/34(1)	200	202
Ferguson Enterprises, Inc. 5.000%, 10/3/34	257	250
GATX Corp. 5.500%, 6/15/35	201	201
Owens Corning 5.950%, 6/15/54	169	169
Republic Services, Inc. 5.150%, 3/15/35	141	142
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	189	192
United Parcel Service, Inc. 5.050%, 3/3/53	326	299
Veralto Corp. 5.450%, 9/18/33	156	159
		1,726

Information Technology—0.7%
Dell International LLC 3.450%, 12/15/51	276	186
NetApp, Inc. 5.700%, 3/17/35	277	277
		463

Materials—1.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	281	279
Newmont Corp.
2.250%, 10/1/30	257	228
6.250%, 10/1/39	242	260
		767

Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	202	133
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

	Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$ 198	$ 189
		322

	Total Corporate Bonds and Notes (Identified Cost $12,293)	12,000

	Total Long-Term Investments—99.0% (Identified Cost $63,537)	62,970

	TOTAL INVESTMENTS—99.0% (Identified Cost $63,537)	$62,970
	Other assets and liabilities, net—1.0%	659
	NET ASSETS—100.0%	$63,629
Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $2,695 or 4.2% of net assets.
(2)	No contractual maturity date.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$23,888	$23,888
Mortgage-Backed Securities	24,214	24,214
Asset-Backed Securities	2,868	2,868
Corporate Bonds and Notes	12,000	12,000
Total Investments	$62,970	$62,970
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
4